Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information
Summary of the Group's operating segment results

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2015, 2016 and 2017 (in thousands).

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues:
Online game services	17,314,148	27,980,491	36,281,642
E-commerce	1,173,620	4,541,744	11,670,416
Advertising services	1,789,377	2,152,379	2,408,823
E-mail and others	2,525,750	3,504,230	3,741,138

Total net revenues	22,802,895	38,178,844	54,102,019

Cost of revenues:
Online game services	(5,393,555)	(9,974,146)	(13,473,339)
E-commerce	(1,098,186)	(3,986,871)	(10,464,714)
Advertising services	(599,032)	(749,652)	(797,892)
E-mail and others	(2,308,487)	(1,804,363)	(3,453,381)

Total cost of revenues	(9,399,260)	(16,515,032)	(28,189,326)

Gross profit:
Online game services	11,920,593	18,006,345	22,808,303
E-commerce	75,434	554,873	1,205,702
Advertising services	1,190,345	1,402,727	1,610,931
E-mail and others	217,263	1,699,867	287,757

Total gross profit	13,403,635	21,663,812	25,912,693

Schedule of total depreciation and amortization expenses of property and equipment and land use rights by segment

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Online game services	51,031	101,400	157,695
E-commerce	32	274	4,745
Advertising services	4,180	4,061	8,712
E-mail and others	40,381	52,933	89,953

Total depreciation and amortization expenses of property and equipment and land use rights	95,624	158,668	261,105